Other Financial Assets at Fair Value Through Profit or Loss - Parent - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 676	£ 834
Debt securities
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	112	112
Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	4,190	1,425
Santander UK Group Holdings plc | Debt securities
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 4,190	£ 1,425